Angel Oak UltraShort Income Fund
Schedule of Investments
April 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS - 24.5%	Par	Value
Basic Materials - 1.4%
ArcelorMittal SA, 6.55%, 11/29/2027	$3,050,000	$3,139,089
Cabot Corp., 3.40%, 09/15/2026	700,000	696,150
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028 (a)	225,000	225,023
FMC Corp., 3.20%, 10/01/2026	3,050,000	3,032,500
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (a)	3,715,000	3,567,188
Methanex Corp., 5.13%, 10/15/2027	350,000	350,372
		11,010,322

Communications - 0.3%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	246,000	246,336
Expedia Group, Inc., 4.63%, 08/01/2027	2,335,000	2,338,809
		2,585,145

Consumer, Cyclical - 3.9%
American Honda Finance Corp., 4.55%, 07/09/2027	1,300,000	1,301,591
AutoNation, Inc., 3.80%, 11/15/2027	1,565,000	1,548,564
Beazer Homes USA, Inc., 5.88%, 10/15/2027	600,000	599,692
BorgWarner, Inc., 2.65%, 07/01/2027	2,285,000	2,240,475
Carnival Corp., 4.00%, 08/01/2028 (a)	3,405,000	3,326,583
Delta Air Lines, Inc., 4.95%, 07/10/2028	1,300,000	1,307,984
Ford Motor Credit Co. LLC, 2.90%, 02/16/2028	2,900,000	2,792,244
General Motors Co., 5.35%, 04/15/2028	180,000	182,553
General Motors Financial Co., Inc., 2.40%, 04/10/2028	3,130,000	3,010,778
Hyatt Hotels Corp., 5.05%, 03/30/2028	2,750,000	2,777,711
Meritage Homes Corp., 5.13%, 06/06/2027	1,700,000	1,704,131
Newell Brands, Inc., 8.50%, 06/01/2028 (a)	650,000	679,633
Royal Caribbean Cruises Ltd.
5.38%, 07/15/2027 (a)	490,000	491,706
5.50%, 04/01/2028 (a)	1,230,000	1,243,464
Southwest Airlines Co.
3.00%, 11/15/2026	2,007,000	1,993,082
7.38%, 03/01/2027	1,353,000	1,378,716
4.38%, 11/15/2028	340,000	337,590
Toll Brothers Finance Corp., 4.88%, 03/15/2027	930,000	932,540
VOC Escrow Ltd., 5.00%, 02/15/2028 (a)	3,650,000	3,647,184
		31,496,221

Consumer, Non-cyclical - 2.7%
Ashtead Capital, Inc., 1.50%, 08/12/2026 (a)	1,750,000	1,734,951
Campbell's Co., 5.20%, 03/19/2027	2,950,000	2,972,513
Conagra Brands, Inc., 1.38%, 11/01/2027	3,360,000	3,203,317
Global Payments, Inc., 4.95%, 08/15/2027	3,475,000	3,486,204
HCA, Inc.
5.25%, 06/15/2026	125,000	125,099
4.50%, 02/15/2027	1,535,000	1,535,083
5.20%, 06/01/2028	1,700,000	1,723,242
Keurig Dr Pepper, Inc., 5.10%, 03/15/2027	3,000,000	3,016,384
Kraft Heinz Foods Co.
3.00%, 06/01/2026	2,500,000	2,497,109
3.88%, 05/15/2027	645,000	642,114
Universal Health Services, Inc., 1.65%, 09/01/2026	700,000	693,741
		21,629,757

Energy - 2.1%
Continental Resources, Inc.
2.27%, 11/15/2026 (a)	1,800,000	1,780,183
4.38%, 01/15/2028	1,665,000	1,657,242
Enbridge, Inc., 4.60%, 06/20/2028	1,220,000	1,224,430
EQT Corp.
3.13%, 05/15/2026 (a)	904,000	903,307
3.90%, 10/01/2027	348,000	344,588
Occidental Petroleum Corp., 3.20%, 08/15/2026	950,000	947,259
ONEOK, Inc., 4.55%, 07/15/2028	1,100,000	1,100,602
Onslow Bay Mortgage Loan Trust, 3.00%, 02/15/2027	2,135,000	2,111,208
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 02/15/2028	800,000	799,725
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	750,000	746,894
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 01/15/2028	1,500,000	1,498,077
Venture Global LNG, Inc., 8.13%, 06/01/2028 (a)	650,000	665,390
Western Midstream Operating LP
4.50%, 03/01/2028	900,000	899,715
4.75%, 08/15/2028	2,150,000	2,159,472
		16,838,092

Financial - 8.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/2028	1,760,000	1,696,402
Air Lease Corp., 1.88%, 08/15/2026	3,000,000	2,976,432
Aircastle Ltd.
2.85%, 01/26/2028 (a)	2,440,000	2,367,337
6.50%, 07/18/2028 (a)	1,270,000	1,314,914
Ally Financial, Inc., 7.10%, 11/15/2027	3,230,000	3,346,676
Apollo Management Holdings LP, 4.40%, 05/27/2026 (a)	340,000	339,959
Ares Capital Corp.
7.00%, 01/15/2027	2,150,000	2,178,697
2.88%, 06/15/2027	60,000	58,571
2.88%, 06/15/2028	1,255,000	1,198,269
Athene Global Funding, 5.52%, 03/25/2027 (a)	2,580,000	2,602,698
Athene Holding Ltd., 4.13%, 01/12/2028	1,135,000	1,123,539
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (a)	308,000	298,565
2.75%, 02/21/2028 (a)	1,770,000	1,710,015
6.38%, 05/04/2028 (a)	1,632,000	1,681,376
Banco Santander SA, 3.80%, 02/23/2028	3,715,000	3,668,791
Barclays PLC, 5.20%, 05/12/2026	3,225,000	3,225,603
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/2027 (a)	600,000	592,957
Burford Capital Global Finance LLC, 6.25%, 04/15/2028 (a)	600,000	585,285
Citigroup, Inc., 4.45%, 09/29/2027	900,000	900,519
Comerica, Inc., 3.80%, 07/22/2026	1,800,000	1,796,080
Cooperatieve Rabobank UA, 3.75%, 07/21/2026	3,060,000	3,054,551
Crown Castle, Inc.
2.90%, 03/15/2027	225,000	221,981
3.80%, 02/15/2028	2,000,000	1,973,196
Freedom Mortgage Corp., 6.63%, 01/15/2027 (a)	600,000	599,766
GGAM Finance Ltd., 8.00%, 02/15/2027 (a)	250,000	251,581
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (a)	600,000	609,337
goeasy Ltd., 4.38%, 05/01/2026 (a)	274,000	274,000
Golub Capital BDC, Inc., 2.05%, 02/15/2027	1,845,000	1,798,765
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (a)	1,450,000	1,447,075
Host Hotels & Resorts LP, 4.25%, 12/15/2028	2,550,000	2,525,730
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 5.00%, 08/15/2028 (a)	790,000	758,344
Jefferies Financial Group, Inc., 6.45%, 06/08/2027	1,400,000	1,426,175
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026 (a)	650,000	648,953
KeyBank NA, 3.40%, 05/20/2026	1,040,000	1,039,312
Keybank National Association, 6.95%, 02/01/2028	2,520,000	2,615,827
LPL Holdings, Inc.
5.70%, 05/20/2027	370,000	374,038
4.63%, 11/15/2027 (a)	2,860,000	2,847,468
Macquarie Airfinance Holdings Ltd., 5.20%, 03/27/2028 (a)	2,700,000	2,712,631
Manufacturers & Traders Trust Co., 3.40%, 08/17/2027	250,000	246,494
OneMain Finance Corp., 3.50%, 01/15/2027	450,000	444,442
PRA Group, Inc., 8.38%, 02/01/2028 (a)	650,000	660,661
Radian Group, Inc., 4.88%, 03/15/2027	1,850,000	1,850,988
Starwood Property Trust, Inc., 4.38%, 01/15/2027 (a)	300,000	299,417
Synchrony Bank, 5.63%, 08/23/2027	1,950,000	1,967,654
United Wholesale Mortgage LLC, 5.75%, 06/15/2027 (a)	400,000	398,612
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 4.75%, 04/15/2028 (a)	450,000	448,625
VICI Properties LP / VICI Note Co., Inc.
4.50%, 09/01/2026 (a)	1,573,000	1,572,778
5.75%, 02/01/2027 (a)	490,000	492,543
3.75%, 02/15/2027 (a)	927,000	920,565
4.50%, 01/15/2028 (a)	500,000	497,159
		68,641,353

Industrial - 3.2%
Arrow Electronics, Inc.
7.50%, 01/15/2027	100,000	101,564
3.88%, 01/12/2028	3,390,000	3,350,752
Avnet, Inc., 6.25%, 03/15/2028	3,050,000	3,132,869
Black & Decker Holdings, Inc., 7.05%, 07/01/2028 (a)	2,100,000	2,170,658
Boeing Co., 3.10%, 05/01/2026	1,300,000	1,300,000
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029 (a)	595,000	586,121
Flex Ltd., 6.00%, 01/15/2028	2,925,000	2,991,097
GATX Corp.
3.25%, 09/15/2026	600,000	597,842
3.50%, 03/15/2028	1,100,000	1,081,247
Hexcel Corp., 4.20%, 02/15/2027	1,700,000	1,696,956
Jabil, Inc., 3.95%, 01/12/2028	385,000	381,515
Masco Corp., 1.50%, 02/15/2028	100,000	94,887
MasTec, Inc., 4.50%, 08/15/2028 (a)	3,240,000	3,222,337
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027 (a)	300,000	301,329
Penske Truck Leasing Co. LP / PTL Finance Corp., 5.75%, 05/24/2026 (a)	135,000	135,104
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028 (a)	750,000	749,916
XPO, Inc., 6.25%, 06/01/2028 (a)	3,700,000	3,753,595
		25,647,789

Technology - 1.2%
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	1,800,000	1,782,427
4.25%, 04/01/2028	1,350,000	1,335,569
Fiserv, Inc., 2.25%, 06/01/2027	3,360,000	3,280,751
Oracle Corp., 2.30%, 03/25/2028	3,700,000	3,533,285
		9,932,032

Utilities - 1.1%
National Fuel Gas Co., 5.50%, 10/01/2026	1,850,000	1,858,388
NRG Energy, Inc., 2.45%, 12/02/2027 (a)	2,990,000	2,890,150
Vistra Operations Co. LLC
5.05%, 12/30/2026 (a)	2,745,000	2,756,850
3.70%, 01/30/2027 (a)	965,000	960,339
		8,465,727
TOTAL CORPORATE OBLIGATIONS (Cost $196,472,605)		196,246,438

COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 20.5%	Par	Value
Federal Home Loan Mortgage Corp.
Pool WN1022, 2.10%, 11/01/2026	2,000,000	1,977,342
Series K062, Class AM, 3.51%, 12/25/2026	2,860,000	2,847,356
Series K-F100, Class AL, 3.90% (30 day avg SOFR US + 0.24%), 11/25/2027	3,369,235	3,358,612
Series K-F100, Class AS, 3.83% (30 day avg SOFR US + 0.18%), 01/25/2028	1,355,852	1,353,205
Series K-F101, Class AS, 3.85% (30 day avg SOFR US + 0.20%), 01/25/2031	209,982	208,057
Series K-F102, Class AS, 3.85% (30 day avg SOFR US + 0.20%), 01/25/2031	8,089,442	7,988,227
Series K-F103, Class AS, 3.89% (30 day avg SOFR US + 0.24%), 01/25/2031	5,266,867	5,207,057
Series K-F104, Class AS, 3.90% (30 day avg SOFR US + 0.25%), 01/25/2031	3,204,563	3,190,934
Series K-F105, Class AS, 3.90% (30 day avg SOFR US + 0.25%), 02/25/2031	4,205,937	4,179,061
Series K-F106, Class AS, 3.90% (30 day avg SOFR US + 0.25%), 01/25/2031	1,438,458	1,423,270
Series K-F108, Class AS, 3.90% (30 day avg SOFR US + 0.25%), 02/25/2031	427,910	426,043
Series K-F113, Class AS, 3.88% (30 day avg SOFR US + 0.23%), 05/25/2028	555,178	552,711
Series K-F114, Class AS, 3.87% (30 day avg SOFR US + 0.22%), 05/25/2031	1,151,273	1,136,792
Series K-F115, Class AS, 3.86% (30 day avg SOFR US + 0.21%), 06/25/2031	4,823,381	4,761,497
Series K-F117, Class AS, 3.89% (30 day avg SOFR US + 0.24%), 06/25/2031	3,120,239	3,086,506
Series K-F118, Class AS, 3.85% (30 day avg SOFR US + 0.20%), 07/25/2028	1,834,698	1,824,132
Series K-F120, Class AS, 3.85% (30 day avg SOFR US + 0.20%), 08/25/2031	6,100,300	6,061,551
Series K-F121, Class AS, 3.83% (30 day avg SOFR US + 0.18%), 08/25/2028	6,334,879	6,293,620
Series K-F122, Class AS, 3.84% (30 day avg SOFR US + 0.19%), 09/25/2031	4,736,652	4,714,996
Series KF123, Class AS, 3.85% (30 day avg SOFR US + 0.20%), 09/25/2028	1,183,281	1,175,755
Series KF-127, Class AS, 3.86% (30 day avg SOFR US + 0.21%), 12/25/2028	8,046,050	8,012,080
Series KF128, Class AS, 3.88% (30 day avg SOFR US + 0.23%), 12/25/2031	5,357,727	5,312,341
Series KF129, Class AS, 3.90% (30 day avg SOFR US + 0.25%), 01/25/2029	4,161,298	4,137,445
Series KF130, Class AS, 3.94% (30 day avg SOFR US + 0.29%), 01/25/2029	891,189	889,578
Series KF133, Class AS, 4.02% (30 day avg SOFR US + 0.37%), 02/25/2029	3,469,379	3,459,248
Series KF134, Class AS, 4.06% (30 day avg SOFR US + 0.41%), 03/25/2032	7,835,039	7,824,767
Series KF135, Class AS, 4.02% (30 day avg SOFR US + 0.37%), 05/25/2029	543,747	543,106
Series KF136, Class AS, 4.06% (30 day avg SOFR US + 0.41%), 04/25/2032	475,695	474,091
Series KF155, Class AS, 4.32% (30 day avg SOFR US + 0.67%), 02/25/2030	567,846	569,100
Series KF160, Class AS, 4.35% (30 day avg SOFR US + 0.70%), 10/25/2030	1,127,333	1,133,815
Series KF166, Class AS, 4.25% (30 day avg SOFR US + 0.60%), 01/25/2032	5,000,000	5,008,720
Series KF169, Class AS, 4.21% (30 day avg SOFR US + 0.56%), 11/25/2035	5,000,000	5,006,240
Series KF170, Class AS, 4.21% (30 day avg SOFR US + 0.56%), 11/25/2035	4,999,955	5,006,195
Series KF171, Class AS, 4.21% (30 day avg SOFR US + 0.56%), 03/25/2036	5,000,000	5,007,805
Series KF43, Class A, 4.01% (30 day avg SOFR US + 0.35%), 01/25/2028	1,727,961	1,725,160
Series KF48, Class A, 4.06% (30 day avg SOFR US + 0.40%), 06/25/2028	636,998	636,199
Series KF64, Class A, 4.21% (30 day avg SOFR US + 0.55%), 06/25/2026	165,414	165,623
Series KF67, Class A, 4.29% (30 day avg SOFR US + 0.63%), 08/25/2029	647,229	649,418
Series KF68, Class A, 4.26% (30 day avg SOFR US + 0.60%), 07/25/2026	1,947,386	1,950,132
Series KF74, Class AS, 4.18% (SOFR 1M Historical Calendar Day Compounded + 0.53%), 01/25/2027	14,300	14,318
Series KF75, Class AS, 4.20% (SOFR 1M Historical Calendar Day Compounded + 0.55%), 12/25/2029	332,837	333,478
Series KF81, Class AS, 4.05% (30 day avg SOFR US + 0.40%), 06/25/2027	973,137	973,852
Series KF82, Class AS, 4.07% (30 day avg SOFR US + 0.42%), 06/25/2030	524,635	523,172
Series KF84, Class AL, 4.07% (30 day avg SOFR US + 0.41%), 07/25/2030	861,974	864,805
Series KF86, Class AL, 4.06% (30 day avg SOFR US + 0.40%), 08/25/2027	1,138,301	1,138,105
Series KF86, Class AS, 3.97% (30 day avg SOFR US + 0.32%), 08/25/2027	3,731,623	3,727,414
Series KF88, Class AL, 4.10% (30 day avg SOFR US + 0.44%), 09/25/2030	1,206,543	1,204,642
Series KF91, Class AL, 4.10% (30 day avg SOFR US + 0.44%), 10/25/2030	591,157	591,297
Series KF92, Class AS, 4.01% (30 day avg SOFR US + 0.36%), 10/25/2030	67,229	66,854
Series KF93, Class AL, 4.05% (30 day avg SOFR US + 0.39%), 10/25/2027	405,450	405,754
Series KF93, Class AS, 3.96% (30 day avg SOFR US + 0.31%), 10/25/2027	346,659	346,025
Series KF94, Class AL, 4.07% (30 day avg SOFR US + 0.41%), 11/25/2030	1,777,299	1,771,121
Series KF95, Class AL, 4.03% (30 day avg SOFR US + 0.37%), 11/25/2030	89,208	88,975
Series KF96, Class AS, 3.95% (30 day avg SOFR US + 0.30%), 11/25/2030	1,897,333	1,881,902
Series KF97, Class AS, 3.90% (30 day avg SOFR US + 0.25%), 12/25/2030	5,703,448	5,644,657
Series KF98, Class AL, 3.94% (30 day avg SOFR US + 0.28%), 12/25/2030	4,039,248	4,003,121
Series KF99, Class AS, 3.85% (30 day avg SOFR US + 0.20%), 12/25/2030	8,462,396	8,356,710
Federal National Mortgage Association
Pool AN1959, 2.69%, 07/01/2026	846,059	843,352
Pool AN2428, 2.36%, 08/01/2026	1,555,000	1,546,706
Pool AN2855, 2.22%, 09/01/2026	1,530,000	1,519,158
Pool AN3381, 2.52%, 10/01/2026	1,279,255	1,269,026
Pool BL5005, 2.41%, 11/01/2026	3,529,665	3,500,083
Series 2016-M6, Class A2, 2.49%, 05/25/2026	851,173	850,013
Series 2017-M15, Class ATS2, 3.22%, 11/25/2027 (b)	715,359	708,145
Series 2017-M7, Class A2, 2.96%, 02/25/2027 (b)	2,000,731	1,985,973
Series 2017-M8, Class A2, 3.06%, 05/25/2027 (b)	1,009,306	1,000,636
Series 2019-M28, Class AV, 2.23%, 02/25/2027	511,623	505,132
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $165,347,134)		164,942,213

ASSET-BACKED SECURITIES - 20.3%	Par	Value
Automobile - 9.3%
ACM Auto Trust
Series 2025-3A, Class A, 5.01%, 01/22/2030 (a)	557,850	557,330
Series 2025-4A, Class A, 5.87%, 05/20/2030 (a)	547,376	548,913
AgoraCapital Auto Securities Trust, Series 2025-1A, Class A, 6.40%, 11/25/2032 (a)	477,227	478,783
American Credit Acceptance Receivables Trust
Series 2024-1, Class D, 5.86%, 05/13/2030 (a)	3,000,000	3,033,179
Series 2024-2, Class D, 6.53%, 04/12/2030 (a)	3,000,000	3,054,993
Series 2026-1, Class A, 4.16%, 07/12/2029 (a)	1,264,952	1,264,827
Series 2026-2, Class A, 4.32%, 05/08/2030 (a)	4,000,000	4,006,396
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class A, 6.90%, 01/16/2029 (a)	52,463	52,732
Avis Budget Car Rental LLC, Series 2024-2A, Class B, 5.57%, 10/20/2028 (a)	1,000,000	1,011,350
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03%, 11/15/2029	2,500,000	2,540,560
CarMax Select Receivables Trust, Series 2026-A, Class A2B, 4.22% (30 day avg SOFR US + 0.58%), 12/17/2029	2,500,000	2,502,938
Carvana Auto Receivables Trust
Series 2021-N1, Class C, 1.30%, 01/10/2028	273,340	271,482
Series 2021-N2, Class C, 1.07%, 03/10/2028	124,024	122,018
Series 2021-N2, Class E, 2.90%, 03/10/2028 (a)	885,826	872,741
Series 2021-N3, Class C, 1.02%, 06/12/2028	295,749	289,332
CPS Auto Trust, Series 2023-D, Class D, 7.80%, 01/15/2030 (a)	2,000,000	2,071,739
DT Auto Owner Trust
Series 2022-1A, Class E, 5.53%, 03/15/2029 (a)	1,170,000	1,169,962
Series 2022-2A, Class D, 5.46%, 03/15/2028 (a)	2,652,150	2,660,492
Series 2022-3A, Class E, 10.99%, 07/16/2029 (a)	2,000,000	2,074,059
Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.02%, 10/15/2029 (a)	3,000,000	2,973,939
FHF Trust
Series 2022-2A, Class A, 6.14%, 12/15/2027 (a)	1,725	1,726
Series 2024-1A, Class C, 7.42%, 05/15/2031 (a)	2,000,000	2,020,118
Flagship Credit Auto Trust
Series 2021-3, Class D, 1.65%, 09/15/2027 (a)	153,012	151,315
Series 2021-4, Class D, 2.26%, 12/15/2027 (a)	288,000	281,197
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23%, 05/15/2028	2,182,000	2,192,682
GLS Auto Receivables Trust, Series 2022-2A, Class E, 5.50%, 06/15/2029 (a)	1,000,000	1,006,840
Hertz Corp., Series 2021-2A, Class C, 2.52%, 12/27/2027 (a)	1,500,000	1,483,846
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, 05/20/2032 (a)	178,053	180,481
Hyundai Auto Receivables Trust, Series 2025-D, Class A2B, 4.02% (30 day avg SOFR US + 0.38%), 11/15/2028	3,000,000	3,001,205
Lendbuzz Securitization Trust
Series 2023-1A, Class A2, 6.92%, 08/15/2028 (a)	161,008	162,522
Series 2023-3A, Class A2, 7.50%, 12/15/2028 (a)	136,377	138,566
Series 2026-1A, Class A2, 4.68%, 07/15/2030 (a)	454,698	454,262
Lobel Automobile Receivables Trust
Series 2023-1, Class D, 8.00%, 03/15/2030 (a)	2,593,946	2,638,514
Series 2023-2, Class C, 10.04%, 06/15/2029 (a)	3,000,000	3,031,431
Series 2026-1, Class A, 4.88%, 10/16/2028 (a)	1,500,000	1,500,150
Luxury Lease Partners Auto Lease Trust, Series 2024-4, Class A, 7.29%, 07/15/2030 (a)	79,804	80,048
Prestige Auto Receivables Trust, Series 2025-1A, Class B, 5.34%, 11/15/2028 (a)	3,000,000	3,009,160
Research-Driven Pagaya Motor Asset Trust
Series 2025-3A, Class A2, 5.15%, 02/27/2034 (a)	3,500,000	3,520,746
Series 2025-5A, Class A3, 4.84%, 06/26/2034 (a)	2,000,000	2,002,793
Series 2026-1A, Class A2, 4.52%, 01/25/2035 (a)	3,500,000	3,498,976
Series 2026-1A, Class A3, 4.86%, 01/25/2035 (a)	1,500,000	1,492,379
Series 2026-R1A, Class A, 5.66%, 07/25/2034 (a)	2,849,508	2,853,424
Strike Acceptance Auto Funding Trust, Series 2025-1A, Class A, 5.84%, 04/15/2032 (a)	1,432,461	1,433,633
United Auto Credit Securitization Trust
Series 2025-1, Class B, 5.05%, 02/10/2028 (a)	3,473,583	3,477,934
Series 2026-1, Class A, 4.41%, 06/12/2028 (a)	816,064	816,101
US Auto Funding Trust, Series 2022-1A, Class B, 5.13%, 12/15/2026 (a)	661,286	213,750
Veros Automobile Receivables Trust
Series 2024-1, Class C, 7.57%, 12/15/2028 (a)	920,000	942,149
Series 2026-1, Class B, 4.84%, 05/15/2029 (a)	1,000,000	1,000,259
		74,143,972

Consumer - 10.7%
ACHD Trust, Series 2025-DS1, Class A, 5.98%, 01/09/2034 (a)	201,882	202,271
ACHV ABS Trust
Series 2023-3PL, Class D, 8.36%, 08/19/2030 (a)	1,199,385	1,200,965
Series 2024-1PL, Class C, 6.42%, 04/25/2031 (a)	313,773	315,936
Series 2024-1PL, Class D, 7.29%, 04/25/2031 (a)	901,292	909,777
Series 2024-2PL, Class B, 5.43%, 10/27/2031 (a)	288,780	290,591
Series 2024-3AL, Class C, 5.68%, 12/26/2031 (a)	395,873	398,623
Cherry Securitization Trust, Series 2025-1A, Class A, 6.13%, 11/15/2032 (a)	1,500,000	1,516,278
Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 01/15/2042 (a)	413,010	393,627
Goldman Home Improvement Trust, Series 2021-GRN2, Class A, 1.15%, 06/25/2051 (a)	270,124	265,732
Marlette Funding Trust
Series 2023-1A, Class D, 8.15%, 04/15/2033 (a)	3,590,435	3,642,013
Series 2023-3A, Class D, 8.04%, 09/15/2033 (a)	3,785,000	3,859,402
Series 2024-1A, Class C, 6.34%, 07/17/2034 (a)	1,500,000	1,509,973
Momnt Technologies Trust
Series 2023-1A, Class A, 6.92%, 03/20/2045 (a)	131,813	132,031
Series 2025-1A, Class A, 6.24%, 06/20/2043 (a)	1,311,233	1,313,478
Oportun Financial Corp.
Series 2024-3, Class B, 5.48%, 08/15/2029 (a)	1,574,540	1,575,589
Series 2026-A, Class B, 5.06%, 01/09/2034 (a)	1,500,000	1,495,860
Pagaya AI Debt Selection Trust
Series 2021-1, Class C, 4.09%, 11/15/2027 (a)	6,444	6,418
Series 2022-1, Class C, 4.89%, 10/15/2029 (a)	1,334,743	1,329,152
Series 2024-10, Class C, 5.99%, 06/15/2032 (a)	1,047,586	1,051,665
Series 2024-11, Class B, 5.64%, 07/15/2032 (a)	2,602,753	2,617,697
Series 2024-11, Class C, 5.87%, 07/15/2032 (a)	586,738	588,660
Series 2024-5, Class B, 6.60%, 10/15/2031 (a)	761,165	761,780
Series 2024-6, Class B, 6.59%, 11/15/2031 (a)	824,192	824,826
Series 2024-8, Class D, 6.53%, 01/15/2032 (a)	580,068	582,007
Series 2024-9, Class D, 6.17%, 03/15/2032 (a)	449,609	451,289
Series 2025-1, Class B, 5.63%, 07/15/2032 (a)	848,835	851,386
Series 2025-1, Class C, 5.87%, 07/15/2032 (a)	797,427	799,314
Series 2025-2, Class A2, 4.96%, 10/15/2032 (a)	1,810,267	1,813,131
Series 2025-2, Class B, 5.33%, 10/15/2032 (a)	1,624,829	1,625,836
Series 2025-2, Class C, 5.64%, 10/15/2032 (a)	1,999,790	2,003,535
Series 2025-3, Class A2, 5.37%, 12/15/2032 (a)	736,516	740,710
Series 2025-3, Class B, 6.06%, 12/15/2032 (a)	999,797	1,007,066
Series 2025-4, Class A2, 5.37%, 01/17/2033 (a)	1,614,502	1,624,425
Series 2025-4, Class B, 5.69%, 01/17/2033 (a)	2,999,893	3,012,164
Series 2025-4, Class C, 6.15%, 01/17/2033 (a)	999,964	1,007,364
Series 2025-5, Class C, 5.64%, 03/15/2033 (a)	4,499,826	4,514,194
Series 2025-6, Class A2, 4.50%, 04/15/2033 (a)	1,163,724	1,161,031
Series 2025-6, Class B, 4.88%, 04/15/2033 (a)	999,908	995,050
Series 2025-7, Class A2, 4.53%, 05/15/2033 (a)	6,998,752	6,966,442
Series 2025-7, Class B, 5.06%, 05/15/2033 (a)	3,299,412	3,277,062
Series 2025-8, Class B, 5.41%, 07/15/2033 (a)	1,999,312	1,989,939
Series 2025-R1, Class A2, 5.34%, 06/15/2032 (a)	1,298,311	1,303,727
Series 2026-R1, Class A, 4.71%, 12/15/2033 (a)	2,306,222	2,300,441
Series 2026-R1, Class B, 5.28%, 12/15/2033 (a)	1,500,000	1,494,669
Series 2026-R2, Class A2, 5.21%, 02/15/2034 (a)	2,000,000	1,999,396
Pagaya Technologies Ltd.
Series 2025-1, Class A, 5.72%, 01/20/2034 (a)	3,600,000	3,612,371
Series 2025-1, Class C, 6.30%, 01/20/2034 (a)	2,000,000	2,008,223
Sotheby's Artfi Master Trust, Series 2026-1A, Class A2, 4.92% (3 mo. Term SOFR + 1.25%), 06/20/2033 (a)	2,200,000	2,203,704
SpringCastle America LLC, Series 2020-AA, Class A, 1.97%, 09/25/2037 (a)	3,719,792	3,506,994
Sunbit Asset Securitization Trust, Series 2025-1, Class A, 5.36%, 07/15/2030 (a)	1,000,000	1,000,887
Theorem Funding Trust, Series 2022-3A, Class B, 8.95%, 04/15/2029 (a)	791,371	792,455
Upgrade Master Pass-Thru Trust, Series 2025-ST8, Class B, 5.07%, 12/15/2033 (a)	1,500,000	1,497,121
Upgrade Receivables Trust, Series 2024-1A, Class D, 8.90%, 02/18/2031 (a)	1,250,000	1,290,792
Upstart Pass-Through Trust Series, Series 2022-ST3, Class A, 4.30%, 05/20/2030 (a)	122,469	122,241
Upstart Securitization Trust
Series 2025-1, Class A, 5.45%, 04/20/2035 (a)	1,144,626	1,151,852
Series 2025-4, Class B, 5.20%, 11/20/2035 (a)	1,000,000	1,002,210
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A, 4.25%, 06/17/2030 (a)	48,050	47,963
		85,959,335

Credit Card - 0.3%
Mission Lane Credit Card Master Trust
Series 2025-A, Class A, 5.80%, 05/15/2030 (a)	1,500,000	1,507,843
Series 2025-C, Class A, 4.78%, 12/16/2030 (a)	1,000,000	999,114
		2,506,957
TOTAL ASSET-BACKED SECURITIES (Cost $163,154,277)		162,610,264

COLLATERALIZED LOAN OBLIGATIONS - 15.3%	Par	Value
AGL CLO Ltd., Series 2021-14A, Class AR, 4.80% (3 mo. Term SOFR + 1.13%), 12/02/2034 (a)	2,750,000	2,750,512
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class A, 5.58% (1 mo. Term SOFR + 1.93%), 01/20/2041 (a)	1,000,000	1,004,392
Bain Capital Credit CLO Ltd., Series 2020-5A, Class ARR, 4.83% (3 mo. Term SOFR + 1.15%), 04/20/2034 (a)	10,800,000	10,794,276
Barings Middle Market CLO Ltd., Series 2023-IIA, Class A1R, 5.16% (3 mo. Term SOFR + 1.48%), 07/20/2034 (a)	4,000,000	3,998,876
BCRED BSL Static CLO Ltd., Series 2025-1A, Class AR, 4.92% (3 mo. Term SOFR + 1.25%), 07/24/2035 (a)	1,084,872	1,085,518
BCRED MML CLO LLC, Series 2022-1A, Class A1, 5.33% (3 mo. Term SOFR + 1.65%), 04/20/2035 (a)	6,590,000	6,593,677
Black Diamond CLO Ltd., Series 2019-2A, Class A1AR, 4.99% (3 mo. Term SOFR + 1.32%), 07/23/2032 (a)	1,794,817	1,795,409
Blackrock CLO Ltd., Series 2025-2A, Class A, 5.05% (3 mo. Term SOFR + 1.27%), 11/21/2033 (a)	7,900,000	7,894,810
BlueMountain CLO Ltd., Series 2018-22A, Class A2, 5.33% (3 mo. Term SOFR + 1.66%), 07/15/2031 (a)	3,500,000	3,499,958
Canyon Capital CLO Ltd., Series 2016-1A, Class AR, 5.00% (3 mo. Term SOFR + 1.33%), 07/15/2031 (a)	730,838	730,973
Canyon CLO Ltd., Series 2018-1A, Class A, 5.00% (3 mo. Term SOFR + 1.33%), 07/15/2031 (a)	1,580,726	1,581,141
Cerberus Loan Funding LP (c)
Series 2023-1A, Class A, 6.07% (3 mo. Term SOFR + 2.40%), 03/22/2035 (a)	6,000,000	6,000,000
Series 2023-1A, Class AR, 0.00% (3 mo. Term SOFR + 1.60%), 03/22/2035 (a)	2,000,000	2,000,000
CIFC Funding Ltd.
Series 2017-4A, Class A2R, 5.48% (3 mo. Term SOFR + 1.81%), 10/24/2030 (a)	1,845,551	1,846,435
Series 2020-1A, Class A1R, 5.08% (3 mo. Term SOFR + 1.41%), 07/15/2036 (a)	10,250,000	10,251,866
Crestline Direct Lending CLO LP, Series 2024-1A, Class C, 5.97% (3 mo. Term SOFR + 2.30%), 01/15/2035 (a)	1,500,000	1,499,951
Dryden Senior Loan Fund
Series 2015-41A, Class BR, 5.23% (3 mo. Term SOFR + 1.56%), 04/15/2031 (a)	1,745,972	1,747,417
Series 2018-64A, Class A, 4.91% (3 mo. Term SOFR + 1.23%), 04/18/2031 (a)	2,279,648	2,279,953
Fortress Credit BSL Ltd., Series 2020-1A, Class A1AR, 4.78% (3 mo. Term SOFR + 1.10%), 10/20/2033 (a)	2,708,188	2,708,819
Gallatin CLO Ltd., Series 2017-1A, Class A1R, 5.02% (3 mo. Term SOFR + 1.35%), 07/15/2031 (a)	428,557	428,655
Golub Capital LLC
Series 2022-1A, Class BR, 5.67% (3 mo. Term SOFR + 2.00%), 07/25/2033 (a)	6,500,000	6,499,942
Series 2022-1A, Class CR, 6.42% (3 mo. Term SOFR + 2.75%), 07/25/2033 (a)	2,000,000	2,003,958
Golub Capital Partners CLO Ltd., Series 2022-61A, Class A1AR, 4.90% (3 mo. Term SOFR + 1.23%), 07/25/2035 (a)	2,500,000	2,497,548
Greywolf CLO Ltd., Series 2020-3RA, Class A1R2, 4.89% (3 mo. Term SOFR + 1.23%), 04/22/2033 (a)	2,848,466	2,849,075
Jamestown CLO Ltd., Series 2018-11A, Class A2, 5.63% (3 mo. Term SOFR + 1.96%), 07/14/2031 (a)	1,625,000	1,626,302
KKR CLO Trust
Series 11, Class BR, 5.43% (3 mo. Term SOFR + 1.76%), 01/15/2031 (a)	4,292,255	4,298,277
Series 18, Class A1R2, 4.73% (3 mo. Term SOFR + 1.05%), 10/18/2035 (a)	3,016,009	3,016,340
LJV I MM CLO LLC, Series 2022-1A, Class A1, 5.52% (3 mo. Term SOFR + 1.85%), 04/28/2034 (a)	2,715,129	2,718,064
OZLM Ltd., Series 2019-24A, Class A1AR, 5.10% (3 mo. Term SOFR + 1.42%), 07/20/2032 (a)	496,196	496,205
Palmer Square Loan Funding Ltd., Series 2022-4A, Class A2R, 4.97% (3 mo. Term SOFR + 1.30%), 07/24/2031 (a)	3,250,000	3,247,390
Shackleton CLO Ltd., Series 2014-5RA, Class B, 5.62% (3 mo. Term SOFR + 1.96%), 05/07/2031 (a)	2,257,483	2,261,214
Sound Point CLO Ltd., Series 2015-2A, Class ARRR, 5.15% (3 mo. Term SOFR + 1.47%), 07/20/2032 (a)	2,910,442	2,911,670
Steele Creek CLO Ltd., Series 2019-2A, Class ARR, 4.67% (3 mo. Term SOFR + 1.00%), 07/15/2032 (a)	1,564,961	1,564,357
THL Credit Lake Shore MM CLO Ltd.
Series 2019-2A, Class A1RR, 5.08% (3 mo. Term SOFR + 1.40%), 10/17/2031 (a)	255,261	255,187
Series 2019-2A, Class CRR, 6.28% (3 mo. Term SOFR + 2.60%), 10/17/2031 (a)	1,550,000	1,553,157
Series 2019-2A, Class DR, 7.69% (3 mo. Term SOFR + 4.01%), 10/17/2031 (a)	1,500,000	1,497,752
Trinitas CLO Ltd., Series 2020-14A, Class A1R2, 4.77% (3 mo. Term SOFR + 1.10%), 01/25/2034 (a)	4,442,060	4,439,382
Twin Brook CLO Ltd., Series 2024-2A, Class AR, 4.93% (3 mo. Term SOFR + 1.25%), 10/20/2035 (a)	5,500,000	5,455,483
Venture CDO Ltd., Series 2018-32A, Class A1, 5.04% (3 mo. Term SOFR + 1.36%), 07/18/2031 (a)	435,579	435,670
Zais CLO Ltd., Series 2015-3A, Class A2R, 6.12% (3 mo. Term SOFR + 2.45%), 07/15/2031 (a)	2,727,956	2,735,766
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $122,984,851)		122,855,377

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 15.0%	Par	Value
A&D Mortgage LLC, Series 2026-NQM2, Class A1, 4.81%, 03/25/2071 (a)(b)	2,966,845	2,950,236
Adamas Trust, Inc., Series 2025-CP1, Class A1, 3.75%, 11/25/2069 (a)(b)	903,684	871,576
Bellemeade Re Ltd.
Series 2023-1, Class M1B, 7.90% (30 day avg SOFR US + 4.25%), 10/25/2033 (a)	293,775	299,725
Series 2025-1, Class M1A, 5.20% (30 day avg SOFR US + 1.55%), 10/25/2035 (a)	673,908	674,142
Series 2025-1, Class M1C, 6.90% (30 day avg SOFR US + 3.25%), 10/25/2035 (a)	1,000,000	1,014,165
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, 1.70%, 04/25/2060 (a)(b)	2,294,685	2,140,748
Series 2024-CES2, Class A1A, 5.55%, 09/25/2054 (a)(d)	3,578,232	3,588,518
Series 2024-NQM4, Class A1A, 4.35%, 01/25/2060 (a)(d)	839,393	829,878
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A3, 3.14%, 11/25/2059 (a)(d)	65,627	65,491
Chase Mortgage Finance Corp., Series 2019-ATR2, Class A11, 4.67% (1 mo. Term SOFR + 1.01%), 07/25/2049, (6.50% Cap) (a)	1,046,013	1,023,098
CIM Trust, Series 2019-INV2, Class A11, 4.71% (30 day avg SOFR US + 1.06%), 05/25/2049, (6.50% Cap) (a)	119,419	114,289
CLIP Trust, Series 2026-NQM1, Class A1, 5.22%, 05/25/2071 (a)(b)	4,000,000	4,009,204
COLT Funding LLC, Series 2021-3R, Class A3, 1.51%, 12/25/2064 (a)(b)	364,989	341,457
COOPR Residential Mortgage Trust, Series 2025-CES3, Class A1A, 4.84%, 09/25/2060 (a)(d)	1,836,460	1,823,826
Credit Suisse Mortgage Capital Certificates, Series 2022-ATH1, Class A1A, 3.87%, 01/25/2067 (a)(b)	1,482,478	1,449,727
Cross Mortgage Trust, Series 2025-CES1, Class A1A, 5.30%, 11/25/2060 (a)(d)	1,772,173	1,770,238
Deephaven Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.22%, 10/25/2055 (a)(d)	1,762,441	1,760,477
FIGRE Trust
Series 2025-FL1, Class A1, 5.27%, 07/25/2055 (a)(d)	1,380,769	1,380,944
Series 2025-HE6, Class A, 5.04%, 09/25/2055 (a)(b)	899,016	893,626
Series 2025-HE7, Class A, 5.15%, 11/25/2055 (a)(b)	1,804,454	1,798,940
Series 2026-HE1, Class A, 4.98%, 01/25/2056 (a)(b)	1,639,102	1,625,804
Flagstar Mortgage Trust, Series 2018-6RR, Class 1A2, 4.47% (1 mo. Term SOFR + 0.81%), 10/25/2048 (a)	708,161	689,344
Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.50%, 07/25/2056 (a)(b)	30,400	27,612
GCAT Trust, Series 2021-NQM2, Class A2, 1.24%, 05/25/2066 (a)(b)	1,026,513	902,193
GS Mortgage Securities Corp., Series 2020-PJ2, Class A1, 3.50%, 07/25/2050 (a)(b)	193,527	174,317
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class B2, 6.15%, 07/25/2044 (a)(b)	109,437	109,526
Series 2021-NQM1, Class A3, 1.53%, 07/25/2061 (a)(b)	940,217	875,072
Series 2025-DSC2, Class A1, 5.04%, 01/25/2066 (a)(d)	4,649,366	4,632,533
Series 2025-HE1, Class A1, 5.20% (30 day avg SOFR US + 1.55%), 10/25/2055 (a)	3,301,572	3,312,259
Series 2025-HE2, Class A1, 5.20% (30 day avg SOFR US + 1.55%), 12/25/2065 (a)	1,754,317	1,762,104
Series 2026-AH1, Class A1A, 5.15% (30 day avg SOFR US + 1.50%), 07/25/2056 (a)	4,212,230	4,219,340
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.62%, 06/25/2056 (a)(b)	852,956	768,625
JP Morgan Chase Commercial Mortgage Securities, Series 2019-6, Class A3, 3.50%, 12/25/2049 (a)(b)	875,170	802,755
JP Morgan Mortgage Trust
Series 2019-5, Class A11, 4.67% (1 mo. Term SOFR + 1.01%), 11/25/2049, (6.50% Cap) (a)	466,773	458,335
Series 2023-HE1, Class A1, 5.39% (30 day avg SOFR US + 1.75%), 11/25/2053 (a)	287,234	287,749
Series 2025-12MPR, Class A1D, 5.06%, 06/25/2056 (a)(d)	1,956,866	1,939,630
Series 2026-LTV1, Class A3, 5.92%, 09/25/2056 (a)(d)	5,000,000	4,999,970
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A10, 2.50%, 06/25/2051 (a)(b)	2,881,038	2,598,218
METLIFE SECURITIZATION TRUST, Series 2020-INV1, Class A5, 3.00%, 05/25/2050 (a)(b)	1,329,984	1,158,949
Mill City Mortgage Trust, Series 2021-NMR1, Class A1, 1.13%, 11/25/2060 (a)(b)	429,289	415,934
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-SPL1, Class A3, 4.25%, 02/25/2065 (a)(d)	953,331	921,870
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A6, 2.50%, 06/25/2051 (a)(b)	1,765,973	1,598,816
Series 2022-NQM4, Class A3, 5.00%, 06/25/2062 (a)(d)	830,794	834,997
NMLT Trust, Series 2021-INV1, Class A3, 1.80%, 05/25/2056 (a)(b)	936,608	827,548
Onslow Bay Mortgage Loan Trust
Series 2020-EXP1, Class 2A1, 4.52% (1 mo. Term SOFR + 0.86%), 02/25/2060 (a)	239,716	235,974
Series 2021-NQM1, Class A3, 1.33%, 02/25/2066 (a)(b)	2,841,320	2,542,596
PMT Loan Trust, Series 2026-CNF2, Class A24, 5.00% (30 day avg SOFR US + 1.35%), 02/25/2057, (6.00% Cap) (a)	1,242,584	1,243,488
Pretium Mortgage Credit Partners LLC, Series 2025-NPL9, Class A1, 5.39%, 08/25/2055 (a)(d)	1,838,607	1,842,035
PRPM LLC, Series 2025-RCF5, Class A1, 4.84%, 10/25/2055 (a)(d)	870,556	863,844
SAIF Securitization Trust, Series 2025-CES1, Class A1, 5.41%, 06/25/2065 (a)(d)	3,361,078	3,365,497
Saluda Grade Mortgage Funding LLC
Series 2021-MF1, Class A1, 3.81%, 11/25/2029 (a)(b)	2,458,864	2,357,844
Series 2025-NPL2, Class A1, 7.77%, 05/25/2030 (a)(d)	1,816,422	1,830,032
Series 2026-NPL1, Class A1, 7.04%, 04/25/2031 (a)(d)	3,000,000	3,006,279
Santander US Capital Markets LLC, Series 2025-CES1, Class A1A, 5.04%, 09/25/2055 (a)(d)	1,853,991	1,846,436
Sequoia Mortgage Trust, Series 2023-4, Class A10, 5.69%, 11/25/2053 (a)(b)	50,672	50,602
SGR Residential Mortgage Trust, Series 2021-2, Class A2, 1.94%, 12/25/2061 (a)(b)	3,189,749	2,755,966
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A3, 1.59%, 11/25/2055 (a)(b)	657,743	639,505
Towd Point Mortgage Trust
Series 2019-HY3, Class A1A, 4.77% (1 mo. Term SOFR + 1.11%), 10/25/2059 (a)	480,081	480,756
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061 (a)(b)	1,500,000	1,402,227
Series 2025-CRM1, Class A1, 5.80%, 01/25/2065 (a)(d)	1,438,696	1,445,052
Series 2025-CRM1, Class A2B, 5.25%, 01/25/2065 (a)(d)	4,000,000	3,977,405
Series 2025-FIX1, Class A1, 4.97%, 09/25/2065 (a)(d)	3,512,274	3,485,004
Verus Securitization Trust
Series 2021-4, Class A2, 1.25%, 07/25/2066 (a)(b)	1,162,346	1,002,226
Series 2021-8, Class A3, 2.49%, 11/25/2066 (a)(b)	1,220,824	1,091,374
Series 2022-5, Class A3, 3.80%, 04/25/2067 (a)(b)	735,222	680,919
Visio Trust, Series 2021-1R, Class A3, 1.69%, 05/25/2056 (a)	841,965	795,245
Vista Point Securitization Trust
Series 2024-CES1, Class A1, 6.68%, 05/25/2054 (a)(d)	675,592	682,470
Series 2024-CES2, Class A1, 5.25%, 10/25/2054 (a)(d)	309,512	309,378
Series 2024-CES2, Class A2, 5.66%, 10/25/2054 (a)(d)	2,000,000	2,008,120
Series 2024-CES3, Class A1, 5.68%, 01/25/2055 (a)(d)	698,544	701,853
Series 2025-CES1, Class A1, 5.81%, 04/25/2055 (a)(d)	2,188,641	2,201,616
Series 2025-CES1, Class A2, 6.03%, 04/25/2055 (a)(d)	3,069,000	3,099,951
Series 2025-CES2, Class A1, 5.60%, 08/25/2055 (a)(d)	3,388,546	3,401,408
Series 2025-CES3, Class A1, 5.30%, 11/25/2055 (a)(d)	4,061,222	4,060,718
Series 2026-CES1, Class A1, 5.04%, 02/25/2056 (a)(d)	1,949,561	1,935,625
WinWater Mortgage Loan Trust, Series 2015-A, Class AX1, 0.34%, 06/20/2045 (a)(b)(e)	4,669,124	34,813
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $122,315,122)		120,120,063

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.2%	Par	Value
ACREC Trust, Series 2021-FL1, Class AS, 5.28% (1 mo. Term SOFR + 1.61%), 10/16/2036 (a)	94,073	94,190
Barings Issuer LLC, Series 2026-SBP, Class A, 4.82%, 02/26/2059 (a)	1,994,841	1,977,438
BXP Trust, Series 2017-CQHP, Class A, 4.55% (1 mo. Term SOFR + 0.90%), 11/15/2034 (a)	688,679	670,298
Commercial Mortgage Pass Through Certificates, Series 2025-SBX, Class B, 5.73%, 08/10/2041 (a)(b)	2,000,000	1,996,840
GS Mortgage-Backed Securities Trust, Series 2018-TWR, Class B, 5.15% (1 mo. Term SOFR + 1.50%), 07/15/2031 (a)(f)	775,000	392,542
JP Morgan Chase Commercial Mortgage Securities, Series 2018-PTC, Class A, 5.15% (1 mo. Term SOFR + 1.50%), 04/15/2031 (a)(f)	1,253,000	548,117
KREF Ltd., Series 2021-FL2, Class A, 4.85% (1 mo. Term SOFR + 1.18%), 02/15/2039 (a)	28,309	28,378
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL7, Class AS, 5.23% (1 mo. Term SOFR + 1.56%), 10/16/2036 (a)	2,010,000	2,013,465
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 5.23% (1 mo. Term SOFR + 1.58%), 07/15/2036 (a)	848,857	811,353
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.82%, 11/05/2038 (a)(b)	500,000	498,104
TPG Real Estate Finance Issuer Ltd., Series 2022-FL5, Class AS, 5.82% (1 mo. Term SOFR + 2.15%), 02/15/2039 (a)	1,000,000	1,001,245
Velocity Commercial Capital Loan Trust
Series 2021-2, Class A, 1.52%, 08/25/2051 (a)(b)	2,287,864	2,006,903
Series 2021-3, Class A, 1.96%, 10/25/2051 (a)(b)	1,488,137	1,284,545
Series 2021-4, Class A, 2.52%, 12/26/2051 (a)(b)	805,469	693,662
Wells Fargo Commercial Mortgage Trust, Series 2025-VTT, Class C, 6.03%, 03/15/2038 (a)(b)	4,000,000	4,010,948
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $19,739,015)		18,028,028

RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER - 0.6%	Par	Value
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, 5.15% (30 day avg SOFR US + 1.50%), 10/25/2043 (a)	187,016	187,226
Federal Home Loan Mortgage Corp.
Series 2016-SC02, Class M2, 3.64%, 10/25/2046 (b)	974,096	949,362
Series 2022-DNA3, Class M1B, 6.55% (30 day avg SOFR US + 2.90%), 04/25/2042 (a)	3,111,000	3,165,676
Series 2025-HQA1, Class M1, 4.80% (30 day avg SOFR US + 1.15%), 02/25/2045 (a)	509,109	509,412
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $4,880,158)		4,811,676

RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 0.0% (g)	Par	Value
Federal National Mortgage Association, Series 2017-61, Class K, 3.50%, 08/25/2046	337,066	332,220
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $338,788)		332,220

SHORT-TERM INVESTMENTS - 1.1%	Shares	Value
Money Market Funds – 1.1%
First American Government Obligations Fund - Class U, 3.60% (h)	8,624,735	8,624,735
TOTAL SHORT-TERM INVESTMENTS (Cost $8,624,735)		8,624,735

TOTAL INVESTMENTS - 99.5% (Cost $803,856,685)		798,571,014
Liabilities in Excess of Other Assets - 0.5%		4,070,588
TOTAL NET ASSETS - 100.0%		$802,641,602

Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Advisor, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of April 30, 2026, the value of these securities total $479,525,797 or 59.7% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of April 30, 2026.

(c)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(d)	Step coupon bond. The rate disclosed is as of April 30, 2026.
(e)	Interest only security.
(f)	Issuer is currently in default and not accruing income.
(g)	Represents less than 0.05% of net assets.
(h)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

Angel Oak UltraShort Income Fund
Schedule of Open Futures Contracts
April 30, 2026 (Unaudited)

Short Futures Contracts	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Eris SOFR 4 Year Swap	(213)	12/21/2026	$(19,827,701)	$382,058
U.S. Treasury 2 Year Notes	(177)	06/30/2026	(36,661,125)	235,162
Total Unrealized Appreciation (Depreciation)		$ –	$–	$617,220

  The average monthly notional value of short futures contracts during the period ended April 30, 2026, was ($52,235,639).

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including, but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps, and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker-dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value each Fund’s net assets as of April 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$–	$196,246,438	$–	$196,246,438
Commercial Mortgage-Backed Securities – U.S. Government Agency	–	164,942,213	–	164,942,213
Asset-Backed Securities	–	162,610,264	–	162,610,264
Collateralized Loan Obligations	–	122,855,377	–	122,855,377
Residential Mortgage-Backed Securities	–	120,120,063		120,120,063
Commercial Mortgage-Backed Securities	–	18,028,028	–	18,028,028
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	4,811,676	–	4,811,676
Residential Mortgage-Backed Securities – U.S. Government Agency	–	332,220	–	332,220
Short-Term Investments	8,624,735	–	–	8,624,735
Total	$8,624,735	$789,946,279	$–	$798,571,014

Other Financial Instruments
Assets
Futures Contracts *	$617,220	$–	$–	$617,220

* Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.

See the Schedule of Investments for further disaggregation of investment categories.